Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 61,000,000.00
Amount of Registration Fee	$ 8,424.10
Offering Note	Transaction Value is calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $8,424.10 was paid by the Fund in connection with filing its Schedule TO-I. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The Amount of Filing Fee is calculated at 0.01381% of the Transaction Valuation.